5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Total interest expense incurred on the notes payable	$ 1,959	$ 1,587,685